Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	₩ 2,439,559	₩ 1,711,595	₩ 2,886,867
Inflow	2,496,356	1,686,804	3,196,870
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	455,343	638,171	1,174,147
Inflow	484,505	608,270	1,302,112
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	1,466,915	546,791	1,176,715
Inflow	1,492,718	568,976	1,306,199
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	517,301	526,633	536,005
Inflow	₩ 519,133	₩ 509,558	₩ 588,559